UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    --------

                                   FORM N-CSR

                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (877) 446-3863

                    Date of fiscal year end: October 31, 2008

                    Date of reporting period: April 30, 2008

ITEM 1.    REPORTS TO STOCKHOLDERS.


                              SEMI-ANNUAL REPORT

                                 APRIL 30, 2008

                                     [LOGO]

                               UNITED ASSOCIATION
                               S&P 500 INDEX FUND

TABLE OF CONTENTS

Top 10 Holdings............................................................   1
Schedule of Investments....................................................   2
Statement of Assets and Liabilities........................................   9
Statement of Operations....................................................  10
Statement of Changes in Net Assets.........................................  11
Financial Highlights.......................................................  12
Notes to Financial Statements..............................................  13
Disclosure of Fund Expenses................................................  17
Approval of Investment Advisory Agreements.................................  18
Notice to Shareholders.....................................................  20

The Fund files its complete schedule of investments of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-888-766-8043; and (ii) on the Commission's website at http://www.sec.gov.

FUND OVERVIEW

TOP 10 HOLDINGS* (% OF TOTAL NET ASSETS)

Exxon Mobil                        4.17%
General Electric                   2.73%
AT&T                               1.95%
Microsoft                          1.91%
Procter & Gamble                   1.73%
Chevron                            1.67%
Johnson & Johnson                  1.59%
International Business Machines    1.40%
Bank of America                    1.40%
JPMorgan Chase                     1.35%

* Excludes Cash Equivalent securities.

The top 10 holdings are presented to illustrate examples of the securities that the Fund holds as of semi-annual period end and may not be representative of the Fund's current or future investments.

APRIL 30, 2008 (UNAUDITED)

UNITED ASSOCIATION S&P 500 INDEX FUND

SECTOR WEIGHTINGS+

        [BAR GRAPH]

Financials                        16.7%
Information Technology            15.8%
Energy                            13.8%
Industrials                       11.6%
Health Care                       11.2%
Consumer Staples                  10.3%
Consumer Discretionary             8.3%
Utilities                          3.5%
Materials                          3.5%
Telecommunication Services         3.3%
Exchange Traded Funds              1.3%
Cash Equivalent                    0.7%

+ Percentages are based on total investments.

SCHEDULE OF INVESTMENTS

           Description                  Shares         Value
----------------------------------    ----------    -----------
COMMON STOCK (100.9%)

   CONSUMER DISCRETIONARY (8.6%)

   Abercrombie & Fitch, Cl A               1,816    $   134,947
   Amazon.com*                             6,420        504,805
   Apollo Group, Cl A*                     2,860        145,574
   AutoNation*                             2,058         32,949
   Autozone*                                 870        105,052
   Bed Bath & Beyond*                      5,302        172,315
   Best Buy                                7,193        309,443
   Big Lots*                               1,973         53,330
   Black & Decker                          1,070         70,224
   Brunswick                               1,312         21,884
   Carnival                                8,577        344,538
   CBS, Cl B                              12,661        292,089
   Centex                                  2,480         51,634
   Clear Channel Communications            9,901        298,515
   Coach*                                  7,272        258,665
   Comcast, Cl A                          61,225      1,258,174
   Darden Restaurants                      2,938        104,534
   Dillard's, Cl A                         1,156         23,582
   DIRECTV Group*                         14,898        367,087
   DR Horton                               5,552         86,000
   Eastman Kodak                           5,375         96,159
   EW Scripps, Cl A                        1,780         79,940
   Expedia*                                4,276        108,012
   Family Dollar Stores                    2,531         54,163
   Ford Motor*                            39,060        322,636
   Fortune Brands                          3,121        211,042
   GameStop, Cl A*                         3,496        192,420
   Gannett                                 3,796        108,642


           Description                  Shares         Value
----------------------------------    ----------    -----------
   Gap                                     8,805    $   163,949
   General Motors                         10,054        233,253
   Genuine Parts                           2,969        126,064
   Goodyear Tire & Rubber*                 4,888        130,901
   H&R Block                               6,380        139,531
   HarleyDavidson                          4,678        178,933
   Harman International Industries         1,224         50,025
   Hasbro                                  2,573         91,496
   Home Depot                             34,195        984,816
   IAC*                                    3,666         76,289
   International Game Technology           6,601        229,319
   Interpublic Group*                      7,525         68,101
   JC Penney                               4,382        186,235
   Johnson Controls                       12,032        424,248
   Jones Apparel Group                     1,272         20,136
   KB Home                                 1,560         35,100
   Kohl's*                                 6,365        310,930
   Leggett & Platt                         3,395         56,357
   Lennar, Cl A                            2,818         51,908
   Limited Brands                          5,871        108,731
   Liz Claiborne                           1,677         29,666
   Lowe's                                 29,666        747,287
   Macy's                                  8,773        221,869
   Marriott International, Cl A            6,358        218,079
   Mattel                                  6,798        127,462
   McDonald's                             23,418      1,395,244
   McGraw-Hill                             6,462        264,877
   Meredith                                  753         24,405
   New York Times, Cl A                    2,638         51,441
   Newell Rubbermaid                       4,840         99,365
   News, Cl A                             46,920        839,868
   Nike, Cl B                              7,855        524,714
   Nordstrom                               3,736        131,731
   Office Depot*                           4,178         52,977
   OfficeMax                               1,395         25,487
   Omnicom Group                           6,524        311,456
   Polo Ralph Lauren, Cl A                 1,265         78,569
   Pulte Homes                             4,331         56,476
   RadioShack                              2,195         30,511
   Sears Holdings*                         1,450        142,985
   Sherwin-Williams                        2,031        112,355
   Snap-On                                 1,144         67,851
   Stanley Works                           1,393         67,198
   Staples                                14,208        308,314
   Starbucks*                             14,800        240,204
   Starwood Hotels & Resorts Worldwide     3,769        196,779
   Target                                 16,760        890,459
   Tiffany                                 2,662        115,903

           Description                  Shares         Value
----------------------------------    ----------    -----------
   Time Warner                            72,348    $ 1,074,368
   TJX                                     9,262        298,422
   VF                                      1,635        121,611
   Viacom, Cl B*                          12,971        498,605
   Walt Disney                            38,226      1,239,669
   Washington Post, Cl B                     122         79,983
   Wendy's International                   2,248         65,192
   Whirlpool                               1,425        103,712
   Wyndham Worldwide                       2,992         64,268
   Yum! Brands                            10,059        409,200
                                                    -----------

                                                     20,803,239
                                                    -----------

   CONSUMER STAPLES (10.6%)

   Altria Group                           42,785        855,700
   Anheuser-Busch                         14,302        703,658
   Archer-Daniels-Midland                 12,937        570,004
   Avon Products                           8,677        338,577
   Brown-Forman, Cl B                      1,697        115,430
   Campbell Soup                           3,998        139,130
   Clorox                                  2,824        149,672
   Coca-Cola                              40,714      2,396,833
   Coca-Cola Enterprises                   5,827        131,107
   Colgate-Palmolive                      10,483        741,148
   ConAgra Foods                           9,596        226,082
   Constellation Brands, Cl A*             3,664         67,271
   Costco Wholesale                        8,885        633,056
   CVS                                    29,406      1,187,120
   Dean Foods*                             2,841         66,025
   Estee Lauder, Cl A                      2,347        107,047
   General Mills                           6,884        415,794
   Hershey                                 3,337        124,737
   HJ Heinz                                6,384        300,240
   Kellogg                                 5,347        273,606
   Kimberly-Clark                          8,264        528,813
   Kraft Foods, Cl A                      30,108        952,316
   Kroger                                 13,631        371,445
   McCormick                               2,509         94,815
   Molson Coors Brewing, Cl B              2,802        153,662
   Pepsi Bottling Group                    2,478         83,533
   PepsiCo                                32,563      2,231,542
   Philip Morris International*           42,785      2,183,319
   Procter & Gamble                       62,438      4,186,468
   Reynolds American                       3,190        171,781
   Safeway                                 8,638        272,961
   Sara Lee                               13,011        188,790
   Supervalu                               3,756        124,324
   Sysco                                  11,940        365,006


           Description                  Shares         Value
----------------------------------    ----------    -----------
   Tyson Foods, Cl A                       5,271    $    93,824
   UST                                     2,770        144,234
   Walgreen                               20,087        700,032
   Wal-Mart Stores                        47,992      2,782,576
   Whole Foods Market                      2,543         83,003
   WM Wrigley Jr                           4,530        345,005
                                                    -----------

                                                     25,599,686
                                                    -----------

   ENERGY (14.2%)

   Anadarko Petroleum                      9,529        634,250
   Apache                                  6,723        905,454
   Baker Hughes                            6,268        506,956
   BJ Services                             5,709        161,393
   Cameron International*                  4,536        223,307
   Chesapeake Energy                       9,391        485,515
   Chevron                                42,080      4,045,992
   ConocoPhillips                         31,609      2,723,115
   Consol Energy                           3,796        307,324
   Devon Energy                            8,982      1,018,559
   El Paso                                14,490        248,359
   ENSCO International                     2,991        190,616
   EOG Resources                           5,051        659,055
   Exxon Mobil                           108,384     10,087,299
   Halliburton                            17,834        818,759
   Hess                                    5,651        600,136
   Marathon Oil                           14,245        649,145
   Murphy Oil                              3,882        350,700
   Nabors Industries Ltd.*                 5,507        206,733
   National Oilwell Varco*                 8,363        572,447
   Noble                                   5,443        306,332
   Noble Energy                            3,560        309,720
   Occidental Petroleum                   16,667      1,386,861
   Peabody Energy                          5,600        342,328
   Range Resources                         3,129        207,703
   Rowan                                   2,105         82,074
   Schlumberger                           24,339      2,447,286
   Smith International                     4,106        314,150
   Spectra Energy                         12,586        310,874
   Sunoco                                  2,382        110,549
   Tesoro                                  2,788         70,090
   Transocean                              6,481        955,688
   Valero Energy                          10,787        526,945
   Weatherford International*              6,959        561,383
   Williams                               12,027        426,959
   XTO Energy                             10,436        645,571
                                                    -----------

                                                     34,399,627
                                                    -----------

APRIL 30, 2008 (UNAUDITED)

           Description                  Shares         Value
----------------------------------    ----------    -----------
   FINANCIALS (17.2%)

   ACE Ltd.                                6,685    $   403,039
   Aflac                                   9,620        641,365
   Allstate                               11,355        571,838
   AMBAC Financial Group                   5,811         26,905
   American Capital Strategies             3,953        125,508
   American Express                       23,426      1,124,917
   American International Group           51,111      2,361,328
   Ameriprise Financial                    4,610        218,929
   AON                                     6,191        281,009
   Apartment Investment & Management
     REIT, Cl A                            1,858         68,709
   Assurant                                1,899        123,435
   AvalonBay Communities REIT              1,565        156,109
   Bank of America                        90,014      3,379,126
   Bank of New York Mellon                23,128      1,006,762
   BB&T                                   11,068        379,522
   Bear Stearns                            2,095         22,479
   Boston Properties REIT                  2,420        243,186
   Capital One Financial                   7,558        400,574
   CB Richard Ellis Group, Cl A*           3,520         81,382
   Charles Schwab                         19,025        410,940
   Chubb                                   7,501        397,328
   Cincinnati Financial                    3,353        120,373
   CIT Group                               3,874         42,188
   Citigroup                             105,497      2,665,909
   CME Group, Cl A                         1,080        494,046
   Comerica                                3,049        105,892
   Countrywide Credit Industry            11,768         68,019
   Developers Diversified Realty REIT      2,420        103,939
   Discover Financial Services             9,562        174,124
   E*Trade Financial*                      9,361         37,257
   Equity Residential REIT                 5,463        226,824
   Fannie Mae                             19,823        560,991
   Federated Investors, Cl B               1,752         58,657
   Fifth Third Bancorp                    10,796        231,358
   First Horizon National                  2,562         27,670
   Franklin Resources                      3,186        303,148
   Freddie Mac                            13,090        326,072
   General Growth Properties REIT          5,340        218,726
   Genworth Financial, Cl A                8,766        202,144
   Goldman Sachs Group                     8,005      1,531,917
   Hartford Financial Services Group       6,362        453,420
   HCP REIT                                4,122        147,155
   Host Hotels & Resorts REIT             10,608        182,458
   Hudson City Bancorp                    10,503        200,922
   Huntington Bancshares                   7,420         69,674
   IntercontinentalExchange*               1,421        220,468


           Description                  Shares         Value
----------------------------------    ----------    -----------
   Janus Capital Group                     2,992    $    83,955
   JPMorgan Chase                         68,825      3,279,511
   Keycorp                                 8,080        194,970
   Kimco Realty REIT                       5,123        204,459
   Legg Mason                              2,732        164,685
   Lehman Brothers Holdings               10,751        475,624
   Leucadia National                       3,426        175,480
   Lincoln National                        5,360        288,154
   Loews                                   8,908        375,116
   M&T Bank                                1,560        145,439
   Marsh & McLennan                       10,557        291,268
   Marshall & Ilsley                       5,305        132,519
   MBIA                                    4,257         44,273
   Merrill Lynch                          19,686        980,953
   MetLife                                14,370        874,414
   MGIC Investment                         1,663         21,669
   Moody's                                 4,167        154,012
   Morgan Stanley                         22,382      1,087,765
   National City (A)                      15,414         97,108
   Northern Trust                          3,888        288,140
   NYSE Euronext                           5,370        354,957
   Plum Creek Timber REIT                  3,468        141,633
   PNC Financial Services Group            6,904        478,792
   Principal Financial Group               5,201        279,086
   Progressive                            13,745        250,022
   Prologis REIT                           5,231        327,513
   Prudential Financial                    9,027        683,434
   Public Storage REIT                     2,523        228,836
   Regions Financial                      14,054        308,064
   Safeco                                  1,817        121,267
   Simon Property Group REIT               4,519        451,267
   SLM*                                    9,454        175,183
   Sovereign Bancorp                       7,321         54,688
   State Street                            7,851        566,371
   SunTrust Banks                          7,108        396,271
   T Rowe Price Group                      5,316        311,305
   Torchmark                               1,846        119,510
   Travelers                              12,556        632,822
   UnumProvident                           7,030        163,166
   US Bancorp                             35,050      1,187,844
   Vornado Realty Trust REIT               2,734        254,508
   Wachovia                               43,032      1,254,383
   Washington Mutual                      17,882        219,770
   Wells Fargo                            66,804      1,987,419
   XL Capital Ltd., Cl A                   3,605        125,778
   Zions Bancorporation                    2,170        100,579
                                                    -----------

                                                     41,731,723
                                                    -----------

           Description                  Shares         Value
----------------------------------    ----------    -----------
   HEALTH CARE (11.6%)

   Abbott Laboratories                    31,458    $ 1,659,409
   Aetna                                  10,061        438,660
   Allergan                                6,270        353,440
   AmerisourceBergen                       3,409        138,235
   Amgen*                                 22,038        922,731
   Applera - Applied Biosystems Group      3,551        113,312
   Barr Pharmaceuticals*                   2,306        115,830
   Baxter International                   13,235        824,805
   Becton Dickinson                        4,945        442,083
   Biogen Idec*                            6,174        374,700
   Boston Scientific*                     27,215        362,776
   Bristol-Myers Squibb                   40,342        886,314
   Cardinal Health                         7,140        371,780
   Celgene*                                9,241        574,236
   Cigna                                   5,514        235,503
   Coventry Health Care*                   3,159        141,302
   Covidien                                9,764        455,881
   CR Bard                                 2,212        208,304
   Eli Lilly                              19,884        957,216
   Express Scripts*                        5,228        366,065
   Forest Laboratories*                    6,355        220,582
   Genzyme*                                5,493        386,433
   Gilead Sciences*                       19,175        992,498
   Hospira*                                3,216        132,338
   Humana*                                 3,448        164,780
   IMS Health                              3,848         95,238
   Johnson & Johnson                      57,420      3,852,308
   King Pharmaceuticals*                   3,739         35,109
   Laboratory Corp of America Holdings*    2,325        175,816
   McKesson                                5,820        303,338
   Medco Health Solutions*                10,772        533,645
   Medtronic                              23,135      1,126,212
   Merck                                  43,785      1,665,581
   Millipore*                              1,318         92,392
   Mylan                                   6,011         79,165
   Patterson*                              2,849         97,436
   PerkinElmer                             2,627         69,773
   Pfizer                                136,631      2,747,649
   Quest Diagnostics                       3,255        163,336
   Schering-Plough                        33,442        615,667
   St. Jude Medical*                       7,311        320,076
   Stryker                                 5,010        324,798
   Tenet Healthcare*                       9,613         61,523
   Thermo Fisher Scientific*               8,619        498,782
   UnitedHealth Group                     25,392        828,541
   Varian Medical Systems*                 2,737        128,311
   Waters*                                 2,025        124,456


           Description                  Shares         Value
----------------------------------    ----------    -----------
   Watson Pharmaceuticals*                 2,368    $    73,503
   WellPoint*                             10,966        545,558
   Wyeth                                  27,112      1,205,671
   Zimmer Holdings*                        4,937        366,128
                                                    -----------

                                                     27,969,225
                                                    -----------

   INDUSTRIALS (11.9%)

   3M                                     14,326      1,101,669
   Allied Waste Industries*                6,118         75,618
   Avery Dennison                          1,824         87,899
   Boeing                                 15,641      1,327,295
   Burlington Northern Santa Fe            5,998        615,095
   Caterpillar                            12,749      1,043,888
   CH Robinson Worldwide                   3,691        231,352
   Cintas                                  2,548         75,446
   Cooper Industries Ltd., Cl A            3,432        145,483
   CSX                                     8,246        519,086
   Cummins                                 4,185        262,190
   Danaher                                 5,333        416,081
   Deere                                   8,915        749,484
   Dover                                   3,883        192,092
   Eaton                                   3,322        291,804
   Emerson Electric                       16,088        840,759
   Equifax                                 2,709        103,673
   Expeditors International Washington     4,813        224,238
   FedEx                                   6,150        589,601
   Fluor                                   1,892        289,230
   General Dynamics                        8,083        730,865
   General Electric                      202,211      6,612,300
   Goodrich                                2,603        177,394
   Honeywell International                15,181        901,751
   Illinois Tool Works                     8,013        419,000
   Ingersoll-Rand, Cl A                    5,385        238,986
   ITT                                     3,756        240,384
   Jacobs Engineering Group*               2,458        212,199
   L-3 Communications Holdings             2,596        289,324
   Lockheed Martin                         6,960        738,038
   Manitowoc                               2,647        100,110
   Masco                                   6,880        125,285
   Monster Worldwide*                      2,475         60,217
   Norfolk Southern                        7,498        446,731
   Northrop Grumman                        6,918        508,957
   Paccar                                  7,426        351,398
   Pall                                    2,715         94,401
   Parker Hannifin                         3,439        274,604
   Pitney Bowes                            4,038        145,812

APRIL 30, 2008 (UNAUDITED)

           Description                  Shares         Value
----------------------------------    ----------    -----------
   Precision Castparts                     2,814    $   330,814
   Raytheon                                8,693        556,091
   Robert Half International               3,649         86,481
   Rockwell Automation                     2,951        160,033
   Rockwell Collins                        3,462        218,487
   RR Donnelley & Sons                     3,891        119,220
   Ryder System                              954         65,320
   Southwest Airlines                     15,212        201,407
   Terex*                                  1,926        134,204
   Textron                                 4,982        303,952
   Trane                                   3,698        171,994
   Tyco International                      9,397        439,686
   Union Pacific                           5,268        764,861
   United Parcel Service, Cl B            20,979      1,519,089
   United Technologies                    19,969      1,447,153
   W.W. Grainger                           1,277        110,729
   Waste Management                        9,696        350,026
                                                    -----------

                                                     28,829,286
                                                    -----------

   INFORMATION TECHNOLOGY (16.2%)

   Adobe Systems*                         11,893        443,490
   Advanced Micro Devices*                12,390         73,844
   Affiliated Computer Services, Cl A*     1,863         98,683
   Agilent Technologies*                   7,636        230,684
   Akamai Technologies*                    3,760        134,495
   Altera                                  6,863        146,045
   Analog Devices                          6,030        194,226
   Apple Computer*                        17,897      3,113,183
   Applied Materials                      27,783        518,431
   Autodesk*                               4,678        177,764
   Automatic Data Processing              10,527        465,293
   BMC Software*                           4,246        147,591
   Broadcom, Cl A*                         9,471        245,867
   CA                                      8,231        182,234
   Ciena*                                  2,170         73,368
   Cisco Systems*                        121,252      3,108,901
   Citrix Systems*                         4,114        134,733
   Cognizant Technology Solutions, Cl A*   6,260        201,885
   Computer Sciences*                      3,032        132,165
   Compuware*                              5,756         43,400
   Convergys*                              1,926         30,277
   Corning                                32,327        863,454
   Dell*                                  41,087        765,451
   eBay*                                  22,942        717,855
   Electronic Arts*                        6,507        334,915


           Description                  Shares         Value
----------------------------------    ----------    -----------
   Electronic Data Systems                10,074    $   186,973
   EMC*                                   42,953        661,476
   Fidelity National Information
   Services                                3,468        125,056
   Fiserv*                                 3,332        168,433
   Google, Cl A*                           4,699      2,698,589
   Hewlett-Packard                        50,064      2,320,466
   Intel                                 117,202      2,608,917
   International Business Machines        28,085      3,389,860
   Intuit*                                 7,010        189,060
   Jabil Circuit                           4,252         46,262
   JDS Uniphase*                           3,708         53,061
   Juniper Networks*                      10,609        293,021
   Kla-Tencor                              3,807        166,290
   Lexmark International, Cl A*            1,563         49,063
   Linear Technology                       4,645        162,389
   LSI*                                   12,776         79,211
   MEMC Electronic Materials*              4,765        300,052
   Microchip Technology                    4,175        153,431
   Micron Technology*                     14,078        108,682
   Microsoft                             162,584      4,636,896
   Molex                                   2,974         84,402
   Motorola                               46,228        460,431
   National Semiconductor                  4,487         91,490
   NetApp*                                 7,505        181,621
   Novell*                                 8,125         51,025
   Novellus Systems*                       2,522         55,131
   Nvidia*                                11,470        235,709
   Oracle*                                80,711      1,682,824
   Paychex                                 6,881        250,262
   QLogic*                                 2,601         41,512
   Qualcomm                               32,967      1,423,845
   SanDisk*                                4,887        132,389
   Sun Microsystems*                      15,849        248,195
   Symantec*                              17,557        302,332
   Tellabs*                                8,403         43,359
   Teradata*                               3,613         76,921
   Teradyne*                               2,649         35,205
   Texas Instruments                      27,017        787,816
   Total System Services                   4,406        104,863
   Tyco Electronics                        9,522        356,218
   Unisys*                                 5,370         22,339
   VeriSign*                               4,656        167,849
   Western Union                          15,346        352,958
   Xerox                                  18,017        251,697
   Xilinx                                  6,196        153,475
   Yahoo!*                                27,307        748,485
                                                    -----------

                                                     39,317,775
                                                    -----------

           Description                  Shares         Value
----------------------------------    ----------    -----------
   MATERIALS (3.6%)

   Air Products & Chemicals                4,402    $   433,289
   Alcoa                                  16,501        573,905
   Allegheny Technologies                  2,097        144,337
   Ashland                                 1,070         56,731
   Ball                                    1,909        102,666
   Bemis                                   1,812         47,656
   Dow Chemical                           18,505        742,976
   Eastman Chemical                        1,544        113,484
   Ecolab                                  3,690        169,592
   EI Du Pont de Nemours                  18,224        891,336
   Freeport-McMoRan Copper & Gold          7,819        889,411
   Hercules                                2,299         43,221
   International Flavors & Fragrances      1,577         71,927
   International Paper                     8,074        211,297
   MeadWestvaco                            3,480         91,524
   Monsanto                               11,263      1,284,207
   Newmont Mining                          9,325        412,258
   Nucor                                   5,915        446,582
   Pactiv*                                 2,484         59,094
   PPG Industries                          3,170        194,543
   Praxair                                 6,417        585,936
   Rohm & Haas                             2,430        129,884
   Sealed Air                              3,109         78,627
   Sigma-Aldrich                           2,849        162,450
   Titanium Metals                         1,502         22,890
   United States Steel                     2,426        373,483
   Vulcan Materials                        2,150        147,963
   Weyerhaeuser                            4,127        263,633
                                                    -----------

                                                      8,744,902
                                                    -----------

   TELECOMMUNICATION SERVICES(3.4%)

   American Tower, Cl A*                   8,625        374,497
   AT&T                                  122,209      4,730,710
   CenturyTel                              1,748         56,723
   Citizens Communications                 5,668         60,761
   Embarq                                  2,331         96,900
   Qwest Communications International     28,432        146,709
   Sprint-FON Group                       56,427        450,852
   Verizon Communications                 57,786      2,223,605
   Windstream                              7,392         86,782
                                                    -----------

                                                      8,227,539
                                                    -----------


           Description                  Shares         Value
----------------------------------    ----------    -----------

   UTILITIES  (3.6%)

   AES*                                   13,567    $   235,523
   Allegheny Energy                        3,395        182,651
   Ameren                                  4,229        191,827
   American Electric Power                 8,114        362,128
   Centerpoint Energy                      6,208         94,486
   CMS Energy                              4,137         60,317
   Consolidated Edison                     5,514        229,382
   Constellation Energy Group              3,612        305,756
   Dominion Resources                     11,521        499,896
   DTE Energy                              3,166        127,622
   Duke Energy                            25,270        462,694
   Dynegy, Cl A*                           9,269         79,899
   Edison International                    6,492        338,688
   Entergy                                 3,852        442,441
   Exelon                                 13,404      1,145,774
   FirstEnergy                             6,094        460,950
   FPL Group                               8,254        547,158
   Integrys Energy Group                   1,442         69,057
   Nicor                                     926         32,521
   NiSource                                5,547         99,291
   Pepco Holdings                          4,075        101,508
   PG&E                                    7,066        282,640
   Pinnacle West Capital                   1,887         64,045
   PPL                                     7,572        363,607
   Progress Energy                         5,135        215,619
   Progress Energy (CVO)*                  7,250             --
   Public Service Enterprise Group        10,309        452,668
   Questar                                 3,507        217,539
   Sempra Energy                           5,225        296,101
   Southern                               15,332        570,810
   TECO Energy                             3,919         62,743
   Xcel Energy                             8,416        175,053
                                                    -----------

                                                      8,770,394
                                                    -----------

TOTAL COMMON STOCK
     (Cost $247,877,771)                            244,393,396
                                                    -----------

EXCHANGE TRADED FUNDS (1.3%)
   i-Shares S&P 500 Index Fund            12,500      1,732,375
   SPDR Trust Ser 1                       10,000      1,382,600
                                                    -----------

TOTAL EXCHANGE TRADED FUNDS
     (Cost $3,398,881)                                3,114,975
                                                    -----------

RIGHTS (0.0%)
   Seagate (B) (Cost $--)                 15,971             --
                                                    -----------

APRIL 30, 2008 (UNAUDITED)

UNITED ASSOCIATION S&P 500 INDEX FUND -- CONCLUDED

            Description                   Shares         Value
------------------------------------    ---------    -------------
CASH EQUIVALENT (0.8%)
  Goldman Financial Prime Obligation
    Money Market Fund, 2.530% (C)
    (Cost $1,840,200)                   1,840,200    $   1,840,200
                                                     -------------

TOTAL INVESTMENTS (103.0%)
    (Cost $253,116,852)                              $ 249,348,571
                                                     =============

Percentages are based on Net Assets of $242,186,124.

* Non-income producing security.

(A) The Fund may purchase securities of certain companies with which it is affiliated to the extent these companies are represented in its benchmark index.

(B) This security was issued for possible settlement of pending litigation and does not have an expiration date.

(C)   The rate shown represents the 7-day effective yield as of April 30, 2008.

Cl -- Class
CVO -- Contingent Value Obligation
Ltd. -- Limited
REIT -- Real Estate Investment Trust
Ser -- Series
SPDR -- Standard & Poor's Depositary Receipts

Amounts Designated as "--" are Either $0 or Have Been Rounded to $0.

A summary of the open long S&P 500 Index futures contracts held by the Fund at April 30, 2008, is as follows:

NUMBER OF      CONTRACT                    UNREALIZED
CONTRACTS       VALUE       EXPIRATION    APPRECIATION
---------    ------------   ----------    ------------
   6          $2,079,000    June 2008        $32,301

     The accompanying notes are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

AS OF APRIL 30, 2008 (UNAUDITED)

                                                                              UNITED
                                                                           ASSOCIATION
                                                                          S&P 500 INDEX
                                                                              FUND
                                                                         ---------------
Assets:
   Investments at Value (Cost $252,741,321)............................  $   249,251,463
   Affiliated Investment at Value (Cost $375,531)......................           97,108
   Dividends and Interest Receivable...................................          231,364
   Deposits with Brokers for Open Futures..............................          108,000
   Receivable for Capital Shares Sold..................................           59,153
                                                                         ---------------
   Total Assets........................................................      249,747,088
                                                                         ---------------
Liabilities:
   Payable for Capital Shares Redeemed.................................        7,478,723
   Payable due to Investment Adviser...................................           19,261
   Payable for Investment Securities Purchased.........................           16,213
   Variation Margin Payable............................................            7,950
   Payable for Distribution Fees.......................................            6,525
   Chief Compliance Officer Fees Payable...............................            4,881
   Payable due to Administrator........................................            4,055
   Payable due to Trustees'............................................            2,274
   Payable due to Custodian............................................              973
   Other Accrued Expenses..............................................           20,109
                                                                         ---------------
   Total Liabilities...................................................        7,560,964
                                                                         ---------------
   Net Assets..........................................................  $   242,186,124
                                                                         ---------------
Net Assets Consist of:
   Paid-in Capital.....................................................  $   312,113,198
   Undistributed Net Investment Income.................................          223,637
   Accumulated Net Realized Loss on Investments and Future Contracts...      (66,414,731)
   Net Unrealized Depreciation on Investments..........................       (3,489,858)
   Net Unrealized Depreciation on Affiliated Investment................         (278,423)
   Net Unrealized Appreciation on Future Contracts.....................           32,301
                                                                         ---------------
   Net Assets..........................................................  $   242,186,124
                                                                         ===============
Class I:
   Net Asset Value, Offering and Redemption Price Per Share --
    Institutional Shares ($209,976,207 / 20,900,199 shares)............  $         10.05
                                                                         ===============
Class II:
   Net Asset Value, Offering and Redemption Price Per Share --
    Retail Shares ($32,209,917 / 3,210,888 shares).....................  $         10.03
                                                                         ===============

     The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS

FOR THE SIX MONTH PERIOD ENDED APRIL 30, 2008 (UNAUDITED)

                                                                                         UNITED
                                                                                      ASSOCIATION
                                                                                     S&P 500 INDEX
                                                                                          FUND
                                                                                    ---------------
Investment Income:
   Dividends......................................................................  $     2,689,024
   Dividend from Afflilated Investment............................................            2,535
                                                                                    ---------------
   Total Investment Income........................................................        2,691,559
                                                                                    ---------------
Expenses:
   Investment Advisory Fees.......................................................          120,144
   Administration Fees............................................................           25,292
   Distribution Fees -- Class II..................................................            7,957
   Custodian Fees.................................................................            6,323
   Trustees' Fees.................................................................            3,771
   Transfer Agent Fees............................................................           40,214
   Professional Fees..............................................................           32,668
   Printing Fees..................................................................           16,898
   Registration Fees..............................................................            9,305
   Chief Compliance Officer Fees..................................................            4,633
   Other Expenses.................................................................           11,246
                                                                                    ---------------
   Total Expenses.................................................................          278,451
                                                                                    ---------------
   Net Investment Income..........................................................        2,413,108
                                                                                    ---------------
   Realized and Unrealized Gain (Loss):
   Net Realized Gain on Investments...............................................          660,887
   Net Realized Loss on Affiliated Investment.....................................           (1,986)
   Net Realized Loss on Futures...................................................         (406,095)
   Net Change in Unrealized Appreciation (Depreciation) on Investments............      (29,762,035)
   Net Change in Unrealized Appreciation (Depreciation) on Affiliated Investment..         (224,257)
   Net Change in Unrealized Appreciation (Depreciation) on Futures................          (89,392)
                                                                                    ---------------
   Net Realized and Unrealized Loss...............................................      (29,822,878)
                                                                                    ---------------
   Net Decrease in Net Assets Resulting from Operations...........................  $   (27,409,770)
                                                                                    ===============

     The accompanying notes are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

                                                                                             UNITED ASSOCIATION
                                                                                               S&P 500 INDEX
                                                                                                   FUND
                                                                                     ----------------------------------
                                                                                        11/1/07-
                                                                                         4/30/08           11/1/06-
                                                                                       (UNAUDITED)         10/31/07
                                                                                     --------------    ----------------
OPERATIONS:
   Net Investment Income..........................................................   $    2,413,108    $      5,191,278
   Net Realized Gain on Investments (Including Gain on Affiliated Investment).....          658,901          24,477,288
   Net Realized Gain (Loss) on Futures Contracts..................................         (406,095)            485,557
   Net Change in Unrealized Appreciation (Depreciation) on Investments (Including
    Depreciation on Affiliated Investment)........................................      (29,986,292)         10,843,748
   Net Change in Unrealized Appreciation (Depreciation) on Futures Contracts......          (89,392)            124,753
                                                                                     --------------    ----------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS................      (27,409,770)         41,122,624
                                                                                     --------------    ----------------
DIVIDENDS:
   Net Investment Income
     Class I......................................................................       (2,165,336)         (5,035,263)
     Class II.....................................................................         (305,193)           (279,063)
                                                                                     --------------    ----------------
   NET DECREASE IN NET ASSETS FROM DIVIDENDS......................................       (2,470,529)         (5,314,326)
                                                                                     --------------    ----------------
CAPITAL SHARE TRANSACTIONS:
     Class I
        Issued....................................................................        6,480,827          34,277,140
        Reinvestment of Dividends.................................................        2,165,336           4,968,926
        Redeemed..................................................................      (24,188,379)       (168,726,492)
                                                                                      -------------    ----------------
        Net Class I Capital Share Transactions....................................      (15,542,216)       (129,480,426)
                                                                                     --------------    ----------------
     Class II
        Issued....................................................................        4,303,336          24,597,729
        Reinvestment of Dividends.................................................          305,075             277,832
        Redeemed..................................................................       (3,609,246)         (2,052,299)
                                                                                     --------------    ----------------
        Net Class II Capital Share Transactions...................................          999,165          22,823,262
                                                                                     --------------    ----------------
   NET DECREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS.....................      (14,543,051)       (106,657,164)
                                                                                     --------------    ----------------
   TOTAL DECREASE IN NET ASSETS...................................................      (44,423,350)        (70,848,866)
                                                                                     --------------    ----------------
NET ASSETS:
   Beginning of Period............................................................      286,609,474         357,458,340
   End of Period (including undistributed net investment income of
     $223,637, and $267,239, respectively)........................................   $  242,186,124    $    286,609,474
                                                                                     ==============    ================
SHARE TRANSACTIONS:
     Class I
        Issued....................................................................          642,424           3,303,702
        Reinvestment of Dividends.................................................          213,341             470,481
        Redeemed..................................................................       (2,364,139)        (16,201,835)
                                                                                     --------------    ----------------
        Net Decrease in Shares Outstanding from Share Transactions................       (1,508,374)        (12,427,652)
                                                                                     --------------    ----------------
     Class II
        Issued....................................................................          432,886           2,279,003
        Reinvestment of Dividends.................................................           30,107              25,877
        Redeemed..................................................................         (366,229)           (192,864)
                                                                                     --------------    ----------------
        Net Increase in Shares Outstanding from Share Transactions................           96,764           2,112,016
                                                                                     --------------    ----------------

     The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                          Net Realized
                                              and
                 Net Asset                Unrealized                 Dividends  Distributions
                   Value,       Net          Gains        Total      from Net     from Net         Total       Net Asset
                 Beginning   Investment   (Losses) on     from      Investment    Realized     Dividends and  Value, End   Total
                 of Period     Income     Investments   Operations    Income        Gain       Distributions  of Period   Return+
                ----------- ------------ ------------- ----------- ------------ ------------- -------------- ----------- ---------
UNITED ASSOCIATION S&P 500 INDEX FUND

CLASS I

     2008++       $ 11.23   $ 0.10(4)     $  (1.18)(4)  $ (1.08)     $ (0.10)      $   --        $ (0.10)      $ 10.05     (9.62)%
     2007            9.97     0.19(4)         1.26(4)      1.45        (0.19)          --          (0.19)        11.23     14.66*
     2006            8.73     0.17(4)         1.25(4)      1.42        (0.18)          --          (0.18)         9.97     16.39*
     2005            8.21     0.18(4)(6)      0.53(4)      0.71        (0.19)          --          (0.19)         8.73      8.61*
     2004            7.63     0.13(4)         0.58(4)      0.71        (0.13)          --          (0.13)         8.21      9.39*
     2003(3)         6.66     0.06            0.97         1.03        (0.06)          --          (0.06)         7.63     15.54*
     2003(2)         7.83     0.11           (1.17)       (1.06)       (0.11)          --          (0.11)         6.66    (13.50)*

CLASS II

     2008++       $ 11.21   $ 0.09(4)     $  (1.17)(4)  $ (1.08)     $ (0.10)      $   --        $ (0.10)      $ 10.03     (9.67)%
     2007            9.96     0.18(4)         1.25(4)      1.43        (0.18)          --          (0.18)        11.21     14.52*
     2006            8.72     0.16(4)         1.25(4)      1.41        (0.17)          --          (0.17)         9.96     16.35*
     2005            8.20     0.17(4)(6)      0.53(4)      0.70        (0.18)          --          (0.18)         8.72      8.56*
     2004            7.63     0.13(4)         0.57(4)      0.70        (0.13)          --          (0.13)         8.20      9.20*
     2003(3)         6.66     0.06            0.97         1.03        (0.06)          --          (0.06)         7.63     15.51*
     2003(2)         7.82     0.11           (1.17)       (1.06)       (0.10)          --          (0.10)         6.66    (13.45)*

                                                    Ratio of
                                                    Expenses
                                                    to Average
                                                    Net Assets  Ratio of Net
                                     Ratio of Net  (Excluding    Investment
                       Net Assets      Expenses    Waivers and     Income     Portfolio
                      End of Period   to Average    Fees Paid    to Average    Turnover
                          (000)       Net Assets   Indirectly)   Net Assets     Rate
                     -------------- ------------- ------------ ------------- ----------
UNITED ASSOCIATION S&P 500 INDEX FUND

CLASS I

     2008++             $ 209,976       0.21%(1)     0.21%(1)      1.92%(1)       6%
     2007                 251,686       0.18         0.20          1.78          13
     2006                 347,477       0.10(5)      0.13          1.80          13
     2005                 494,040       0.07(5)      0.07          2.08(6)       10
     2004                 827,157       0.06         0.07          1.62           8
     2003(3)              602,289       0.05(1)      0.06(1)       1.71(1)        3
     2003(2)              588,058       0.10         0.12          1.68          32

CLASS II

     2008++             $  32,210       0.26%(1)     0.26%(1)      1.87%(1)       6%
     2007                  34,924       0.24         0.25          1.66          13
     2006                   9,981       0.16(5)      0.18          1.74          13
     2005                   8,850       0.12(5)      0.12          1.98(6)       10
     2004                   8,388       0.11         0.11          1.58           8
     2003(3)               15,614       0.10(1)      0.11(1)       1.66(1)        3
     2003(2)               12,825       0.19         0.21          1.61          32

+ Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

++    For the six month period ended April 30, 2008 (unaudited).

* Total Return would have been lower had certain expenses not been waived and assumed by the Adviser and Custodian during the period.

(1)   Annualized.

(2) On March 10, 2003, The Advisors' Inner Circle Fund United Association S&P 500 Index Fund acquired the assets of the Financial Investors Trust United Association S&P 500 Index Fund, a series of the Financial Investors Trust Funds. The operations of the Advisors' Inner Circle Fund United Association S&P 500 Index Fund prior to the acquisition were those of the predecessor fund, the Financial Investors Trust United Association S&P 500 Index Fund.

(3) For the six month period ended October 31, 2003. The Fund changed its fiscal year end from April 30 to October 31.

(4)   Per share data calculated using the average shares method.

(5) The ratio of expenses to average net assets excludes the effects of fees paid indirectly. If these expense offsets were included, there would have been no effect on the ratio.

(6) Net investment income per share and the ratio of net investment income to average net assets includes $0.03 and 0.34%, respectively, resulting from a special dividend from Microsoft in November 2004.

Amounts designated as "--" are $0.

    The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

APRIL 30, 2008 (UNAUDITED)

1. ORGANIZATION:

The Advisors' Inner Circle Fund (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 36 funds. The financial statements herein are those of the United Association S&P 500 Index Fund (the "Fund"). The financial statements of the remaining funds are not presented herein, but are presented separately. The investment objective of the Fund is to provide investment results that, before fund expenses, approximate the aggregate price and dividend performance of the securities included in the Standard and Poor's 500 Composite Stock Price Index (the "S&P 500 Index") by investing in securities comprising the S&P 500 Index. The Fund is registered to offer Class I and Class II Shares. The assets of each fund within the Trust are segregated, and a shareholder's interest is limited to the fund in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Fund.

USE OF ESTIMATES: The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and could have a material impact to the Fund.

SECURITY VALUATION: Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Fund's Board of Trustees (the "Board"). The Fund's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

SECURITY TRANSACTIONS AND INVESTMENT INCOME: Security transactions are accounted for on the date the security is purchased or sold (trade date). Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold. Interest income is recognized on the accrual basis. Dividend income is recorded on the ex-date.

FUTURES CONTRACTS: The Fund invests in S&P 500 Index futures contracts. The Funds' investment in S&P 500 Index futures contracts is intended to assist the Fund in more closely approximating the performance of the S&P 500 Index. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked-to-market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized losses or gains are incurred. When the contract is closed, the Fund records a net realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

NOTES TO FINANCIAL STATEMENTS

APRIL 30, 2008 (UNAUDITED)

Risks related to futures contracts include the possibility that there may not be a liquid market for the contracts, the changes in the value of the contract may not directly correlate with changes in the values of the underlying securities, and that the counterparty to a contract may default on its obligation to perform. Futures contracts involve risk of loss in excess of the amounts recognized in the Schedule of Investments to the extent of the contract amounts.

CLASSES: Class specific expenses are borne by that class of shares. Income, realized and unrealized gains/losses and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

EXPENSES: Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund based on the number of funds and/or relative net assets.

ILLIQUID SECURITIES: A security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days or less for its approximate carrying value on the books of the Fund. Valuations of illiquid securities may differ significantly from the values that would have been used had an active market value for these securities existed.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Dividends from net investment income, if any, are declared and paid to shareholders quarterly. Any net realized capital gains are distributed to shareholders at least annually.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

A portion of the services provided by the Chief Compliance Officer ("CCO") and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Advisors and service providers as required by SEC regulations. The CCO's services have been approved by and are reviewed by the Board.

National City Bank (the "Custodian") acts as custodian for the Fund. Fees of the Custodian are paid on the basis of net assets and transaction fees of the Fund. The Custodian plays no role in determining the investment policies of the Trust or which securities are to be purchased or sold in the Fund.

4. ADMINISTRATION, DISTRIBUTION, AND TRANSFER AGENT AGREEMENTS:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services at an annual rate of 0.02% of the Fund's average daily net assets, subject to minimum fees as described in the Administration Agreement. For more information on these fees please see the Fund's current prospectus and Statement of Additional Information.

The Trust has adopted a Distribution Plan (the "Plan") in accordance with the provisions of Rule 12b-1 under the Investment Company Act of 1940, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. The Plan provides that Class II shares of the Fund will pay the Distributor a fee not to exceed 0.05% of the Fund's average daily net assets attributable to Class II shares from which the Distributor may make payments pursuant to written agreements to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies including, without limit, investment counselors, broker-dealers and the Distributor's affiliates and subsidiaries (collectively, "Agents") as compensation for services, reimbursement of expenses incurred in connection with distribution assistance or provision of shareholder services. The Plan is characterized as a reimbursement plan since the distribution fee will be paid to the Distributor as reimbursement for, or in anticipation of, expenses incurred for distribution related activity. Investors should understand that some Agents may charge their clients fees in connection with purchases of shares or the provision of shareholder services with respect to shares.

State Street Bank & Trust Company serves as transfer agent and Boston Financial Data Services, Inc. serves as the servicing agent for the Fund under a transfer agency agreement with the Trust.

5. INVESTMENT ADVISORY AGREEMENT:

The Trust and Allegiant Asset Management Company ("the Adviser") have entered into an investment advisory agreement (the "Advisory Agreement"). Under the Advisory Agreement, the Adviser serves as the investment adviser and makes the investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program, subject to the supervision of, and policies established by, the Board.

NOTES TO FINANCIAL STATEMENTS

APRIL 30, 2008 (UNAUDITED)

For its services under the Advisory Agreement, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.095% of the average daily net assets of the Fund. The Adviser had voluntarily agreed to waive 0.04% of its investment advisory fee but, effective March 20, 2007, the Adviser in consultation with the Fund's Board of Trustees, determined to discontinue the voluntary waiver.

6. INVESTMENT TRANSACTIONS:

The cost of security purchases and the proceeds from security sales, other than short-term investments and U.S. Government securities, for the six month period ended April 30, 2008, were as follows:

Purchases           $15,249,925
Sales                20,133,809

There were no purchases or sales of U.S. Government securities during the six month period ended April 30, 2008.

7. FEDERAL TAX INFORMATION:

It is the Fund's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Fund maintains an April 30th fiscal year end for tax reporting purposes. Amounts disclosed in the Fund's fiscal year ended October 31, 2007 financial statements, with respect to Federal income tax disclosure, are based on the facts as of this date and are subject to change.

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing book and tax treatments in the timing of the recognition of gains or losses on investments, capital loss carryover limitation, and REIT reclass. Permanent book and tax basis differences, relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid-in-capital. Accordingly, the following reclassifications have been made to/from the following accounts:

                   ACCUMULATED
NET INVESTMENT     NET REALIZED        PAID-IN
   INCOME              LOSS            CAPITAL
--------------     ------------     --------------
   $13,819         $38,135,648      $  (38,149,467)

The tax character of dividends and distributions paid during the years noted below were as follows:

                ORDINARY
                 INCOME          TOTAL
              ------------    -----------
2008          $ 2,470,529     $ 2,470,529
2007            5,314,326       5,314,326

As of April 30, 2008, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows:

Undistributed Ordinary Income     $      180,986
Capital Loss Carryforwards           (62,571,456)
Unrealized Appreciation               (7,389,899)
Post October Losses                     (114,406)
Other Temporary Differences              (32,299)
                                  --------------
Total Accumulated Losses          $  (69,927,074)
                                  ==============

Post-October losses represent losses realized on investment transactions from November 1, 2007 through April 30, 2008, that, in accordance with Federal income tax regulations, a Fund may elect to defer and treat as having risen in the following year. For Federal income tax purposes, capital loss carryforwards represent realized losses of the Fund that may be carried forward for a maximum period of eight years and applied against future capital gains. The following losses are subject to applicable Federal income tax limitations on the amount that may be used to offset capital gains recognized in future years. As of April 30, 2008, the Fund had the following capital loss carryforwards:

                                 TOTAL CAPITAL
    EXPIRES        EXPIRES            LOSS
     2012           2013          CARRYFORWARD
------------    -------------    --------------
$ 42,384,853    $  20,186,603    $  62,571,456

During the period ended April 30, 2008, the Fund utilized $7,636,197 of Capital Loss Carryforwards to offset capital gains, and forfeited $38,149,467 of capital loss carryovers due to Internal Revenue Code 382 limitation.

For Federal income tax purposes, the cost of securities owned at April 30, 2008, and the net realized gains or losses on securities sold for the year were different from amounts reported for financial reporting purposes, primarily due to wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate

NOTES TO FINANCIAL STATEMENTS

APRIL 30, 2008 (UNAUDITED)

gross unrealized appreciation and depreciation on investments held by the Fund at April 30, 2008, were as follows:

                    AGGREGATE           AGGREGATE
   FEDERAL       GROSS UNREALIZED    GROSS UNREALIZED     NET UNREALIZED
  TAX COST         APPRECIATION        DEPRECIATION        DEPRECIATION
-------------    ----------------    ----------------    ----------------
$ 256,770,772    $  56,609,485       $  (63,999,385)     $     (7,389,900)

8. OTHER:

At April 30, 2008, 25% of total Class I shares were held by two record Shareholders and 69% of the total Class II Shares were held by one record Shareholder. These shareholders are comprised of omnibus accounts that were held on behalf of multiple underlying shareholders.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

9. ACCOUNTING PRONOUNCEMENTS:

On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 was required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Based on its analysis, management has determined that the adoption of FIN 48 did not have a material impact to the Fund's financial statements upon adoption. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from the FASB, and on-going analyses of and changes to tax laws, regulations and interpretations thereof.

In September 2006, FASB issued Statement on Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of April 30, 2008, the Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported in the financial statements for a fiscal period.

In March 2008, FASB issued Statement of Financial Accounting Standards SFAS No. 161, Disclosures about Derivative Instruments and Hedging Activities. SFAS No. 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS No. 161 requires enhanced disclosures about the Funds' derivative and hedging activities, including how such activities are accounted for and their effect on the Funds' financial position, performance, and cash flows. Management is currently evaluating the impact of adoption of SFAS No. 161 will have on the Funds' financial statements and related disclosures.

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

APRIL 30, 2008

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund's costs in two ways:

- ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

      You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

- HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.

                                                          BEGINNING       ENDING                    EXPENSES
                                                           ACCOUNT        ACCOUNT     ANNUALIZED      PAID
                                                            VALUE          VALUE       EXPENSE       DURING
                                                           11/1/07        4/30/08       RATIOS       PERIOD*
                                                         -----------    ----------    ----------    --------
United Association S&P 500 Index Fund -- Class I
                                                         -----------    ----------    ----------    --------
   Actual Fund Return                                    $  1,000.00    $   903.80          0.21%   $   0.99
   Hypothetical 5% Return                                   1,000.00      1,023.82          0.21        1.06
                                                         -----------    ----------    ----------    --------
United Association S&P 500 Index Fund -- Class II
                                                         -----------    ----------    ----------    --------
   Actual Fund Return                                    $  1,000.00    $   903.30          0.26%   $   1.23
   Hypothetical 5% Return                                   1,000.00      1,023.57          0.26        1.31

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

APRIL 30, 2008 (UNAUDITED)

BOARD CONSIDERATIONS IN RE-APPROVING THE ADVISORY AGREEMENT

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the "1940 Act"), the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund (the "Trust") must annually review and re-approve the existing Advisory Agreement after its initial two-year term: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, as defined in the 1940 Act (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board calls and holds a meeting to decide whether to renew the Advisory Agreement for an additional one-year term. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser. The Trustees use this information, as well as other information that the Adviser and other service providers of the Fund may submit to the Board, to help them decide whether to renew the Advisory Agreement for an additional year.

Prior to this year's meeting held on February 19-20, 2008, the Board, including the Independent Trustees advised by their independent legal counsel, received and reviewed written materials from the Adviser regarding, among other things:
(i) the nature, extent and quality of the services to be provided by the Adviser; (ii) the investment performance of the Fund and the Adviser; (iii) the costs of the services to be provided and profits to be realized by the Adviser and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale would be realized as the Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors, as discussed in further detail below.

At the meeting, a representative from the Adviser, along with other Fund service providers, presented additional oral and written information to help the Board evaluate the Adviser's fee and other aspects of the Advisory Agreement. Among other things, the representative provided an overview of the Fund and the Adviser's investment management personnel. The representative then reviewed the Adviser's assets under management, tracking error over the past year, and representative clients, noting that the Fund is offered exclusively to the United Association of Plumbers and Pipefitters (the "UA") and its members. The representative also discussed the low commission rates charged for executed trades and confirmed that no soft dollars are used to purchase research for the Fund. The Trustees then discussed the written materials that the Board received before the meeting and the Adviser's oral presentation and any other information that the Board received at the meeting, and deliberated on the renewal of the Advisory Agreement in light of this information. In its deliberations, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the re-approval of the Advisory Agreement, and did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

NATURE, EXTENT, AND QUALITY OF SERVICES PROVIDED BY THE ADVISER

In considering the quality, nature and extent of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Fund, including the quality and continuity of the Adviser's portfolio management personnel. The most recent investment adviser registration form ("Form ADV") for the Adviser was provided to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of the Fund.

The Trustees also considered other services to be provided to the Fund by the Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund's investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by the Adviser.

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

APRIL 30, 2008 (UNAUDITED)

INVESTMENT PERFORMANCE OF THE FUND AND THE ADVISER

The Board also compared the Fund's performance to its benchmark index and other similar mutual funds over various periods of time. Based on this information, the Board concluded that the Fund's performance was highly correlated with the performance of the target index.

COSTS OF ADVISORY SERVICES, PROFITABILITY AND ECONOMIES OF SCALE

In concluding that the advisory fees payable by the Fund were reasonable, the Trustees reviewed a report of the advisory fees paid by the Fund to the Adviser, and fee waivers that the Adviser had made over the period, the costs and other expenses incurred by the Adviser in providing advisory services and the resulting profits realized by the Adviser from its relationship with the Fund and concluded that such profit was not excessive when considered in the context of current Fund asset levels, the overall expense ratio of the Fund and the favorable performance achieved by the Adviser. The Trustees also reviewed reports comparing the expense ratio and advisory fee paid by the Fund to those paid by other comparable mutual funds and concluded that the advisory fee was the result of arm's length negotiations, appeared reasonable in light of the services rendered, and was comparable to those of similar mutual funds. In addition, the Board considered whether economies of scale were realized during the current contract period, and concluded that such economies of scale had not yet been achieved.

Based on the Board's deliberations and its evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously: (a) concluded that terms of the Agreement are fair and reasonable;
(b) concluded that the Adviser's fees are reasonable in light of the services that the Adviser provides to the Fund; and (c) agreed to renew the Agreement for another year.

NOTICE TO SHAREHOLDERS

APRIL 30, 2008 (UNAUDITED)

For shareholders that do not have an April 30, 2008 tax year end, this notice is for informational purposes only. For shareholders with an April 30, 2008 tax year end, please consult your tax advisor as to the pertinence of this notice. For the tax year ended April 30, 2008, each portfolio is designating the following items with regard to distributions paid during the year.

                                                      QUALIFYING
 LONG TERM         ORDINARY                         FOR CORPORATE     QUALIFYING        U.S.           INTEREST        SHORT-TERM
CAPITAL GAIN        INCOME             TOTAL        DIVIDENDS REC.     DIVIDEND      GOVERNMENT        RELATED        CAPITAL GAIN
DISTRIBUTION     DISTRIBUTIONS     DISTRIBUTIONS    DEDUCTION (1)     INCOME (2)    INTEREST (3)    DIVIDENDS (4)     DIVIDEND (5)
------------     -------------     -------------    --------------    ----------    ------------    ------------      ------------

   0.00%            100.00%           100.00%           99.94%          99.96%         0.00%            0.04%            0.00%


(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of "Ordinary Income Distributions."

(2) The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of "Ordinary Income Distributions." It is the intention of each of the aforementioned funds to designate the maximum amount permitted by law.

(3) "U.S. Government Interest" represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income distributions (the total of short term capital gain and net investment income distributions). Generally interest from direct U.S. Government obligations is exempt from state income tax. However, for residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

(4) The percentage in this column represents the amount of "Interest Related Dividends" as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of net investment income distributions that is exempt from U.S. withholding tax when paid to foreign investors.

(5) The percentage in this column represents the amount of "Short-Term Capital Gain Dividend" as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of short term capital gain distributions that is exempt from U.S. withholding tax when paid to foreign investors.

INVESTMENT ADVISER:

Allegiant Asset
Management Company
200 Public Square, 5th Floor
Cleveland, OH 44114

ADMINISTRATOR:

SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

DISTRIBUTOR:

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

LEGAL COUNSEL:

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Ave., N.W.
Washington, DC 20036

CUSTODIAN:

National City Bank
200 Public Square, 5th Floor
Cleveland, OH 44114

UAF-SA-001-0500

ITEM 2.    CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.    SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                           The Advisors' Inner Circle Fund


By (Signature and Title)*              /s/ Philip T. Masterson
                                       ------------------------------
                                       Philip T. Masterson, President

Date:  June 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*              /s/ Philip T. Masterson
                                       ------------------------------
                                       Philip T. Masterson, President

Date:  June 30, 2008


By (Signature and Title)*              /s/ Michael Lawson
                                       -------------------------
                                       Michael Lawson
                                       Controller & CFO


Date:  June 30, 2008

* Print the name and title of each signing officer under his or her signature.